UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2000


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Hocky Management Company, LLC
Address:  100 South Bedford Road, Suite 110
          Mt. Kisco, NY  10549


Form 13F File Number: 28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature, Place, and Date of Signing:

/s/ David Sachs                     Mt. Kisco, New York       November 3, 2000
-------------------------------     -------------------       ----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          0
                                          ---------
Form 13F Information Table Entry Total:     30
                                          ---------
Form 13F Information Table Value Total:     $88,090
                                          ---------
                                           (thousands)



List of Other Included Managers:

None

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Form 13F INFORMATION TABLE-Hocky Management Company, LLC (quarter ending 9/30/2000)
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        COLUMN 1              COLUMN 2         COLUMN 3  COLUMN 4 COLUMN 5                COLUMN 6    COLUMN 7     COLUMN 8
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                                                                                                                  VOTING AUTHORITY
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NAME OF ISSUER                TITLE OF CLASS  CUSIP       VALUE   SHRS OR PRN  SH/  PUT/  INVESTMENT  OTHER      SOLE  SHARED  NONE
                                                         (X1000)  AMOUNT       PRN  CALL  DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
ACTV INC                      COMMON          00088E104    1375   100000       SH         SOLE                   96000          4000
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                     COM LIB GRP A   001957208    6659   368650       SH         SOLE                  354900         13750
------------------------------------------------------------------------------------------------------------------------------------
AMPHENOL CORP NEW             CL A            032095101    6898   121144       SH         SOLE                  117144          4000
------------------------------------------------------------------------------------------------------------------------------------
CITIZENS COMMUNICATIONS CO    COMMON          17453B101    5190   388000       SH         SOLE                  374800         13200
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS  COMMON          184502102    7336   129840       SH         SOLE                  127840          2000
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE INC                 COMMON          203372107    4288   175000       SH         SOLE                  168500          6500
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
COX RADIO INC                 CL A            224051102     698    40000       SH         SOLE                   38400          1600
------------------------------------------------------------------------------------------------------------------------------------
DIGITAL GENERATION SYS INC    COMMON          253921100     311    73100       SH         SOLE                   73100
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CORP     CL A            291525103     990    40000       SH         SOLE                   38400          1600
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES INC     COMMON          31410H101    1306    50000       SH         SOLE                   48000          2000
DEL                           STOCK
------------------------------------------------------------------------------------------------------------------------------------
GAINSCO INC                   COMMON          363127101     105    25000       SH         SOLE                                 25000
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
GENERAL CABLE CORP DEL NEW    COMMON          369300108    2080   275000       SH         SOLE                  263900         11100
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO                     COMMON          501044101    3836   170000       SH         SOLE                  170000
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
L-3 COMMUNICATIONS HLDGS INC  COMMON          502424104    1413    25000       SH         SOLE                   24000          1000
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
LIBERTE INVS INC DEL          COMMON          530154103    3010   963200       SH         SOLE                  905000         58200
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY LIVEWIRE CORP         CL A            530709104    3810   123900       SH         SOLE                  119900          4000
------------------------------------------------------------------------------------------------------------------------------------
MASCO CORP                    COMMON          574599106     931    50000       SH         SOLE                   48000          2000
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC                    COMMON          577081102     575    50000       SH         SOLE                   47000          3000
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                COMMON          580135101     755    25000       SH         SOLE                   24000          1000
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
NTL INC                       COMMON          629407107    4979   107500       SH         SOLE                  103100          4400
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
POLYONE CORP                  COMMON          73179P106     562    76800       SH         SOLE                   76800
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
RADIO ONE INC                 CL D NON VTG    75040P405     435    61600       SH         SOLE                   59100          2500
------------------------------------------------------------------------------------------------------------------------------------
RADIO UNICA COMMUNICATIONS    COMMON          75040Q106     296    76500       SH         SOLE                   76500
CP                            STOCK
------------------------------------------------------------------------------------------------------------------------------------
SCRIPPS E W CO OHIO           CL A            811054204    7376   136600       SH         SOLE                  131600          5000
------------------------------------------------------------------------------------------------------------------------------------
SHAW COMMUNICATIONS INC       CL B CONV       82028K200    2269   100000       SH         SOLE                   94400          5600
------------------------------------------------------------------------------------------------------------------------------------
STATION CASINOS INC           COMMON          857689103     221    15500       SH         SOLE                   14800           700
                              STOCK
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USA NETWORKS INC              COMMON          902984103    7031   320500       SH         SOLE                  305500         15000
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM               CL A            913247508    5733   191100       SH         SOLE                  185100          6000
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC           COMMON          969904101    6050   174100       SH         SOLE                  167300          6800
                              STOCK
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YOUNG BROADCASTING INC        CL A            987434107    1572    50000       SH         SOLE                   48000          2000
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